Share Capital (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Share-based compensation	$ 477	$ 289	$ 794	$ 629
Research and development expenses, net [Member]
Share-based compensation	152	108	237	215
General and administrative expenses [Member]
Share-based compensation	$ 325	$ 181	$ 557	$ 414